Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	December 31
	2024	2023
Finished products	$1,345	$1,163
Raw and packaging materials	13,563	11,882
Products in process	968	129
	$15,876	$13,174